Condensed Parent Company Only Financial Statements - Summary of Condensed Statements of Income (Detail) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Interest and dividend income:
Total interest and dividend income	$ 7,951	$ 8,004	$ 7,691	$ 8,081	$ 7,996	$ 8,012	$ 7,919	$ 9,195	$ 31,727	$ 33,122	$ 34,680
Interest expense	1,311	1,315	1,268	1,405	1,672	1,633	1,612	1,633	5,299	6,550	8,879
Non-interest expenses	7,211	7,353	7,609	7,683	7,188	7,553	8,234	7,470	29,856	30,445	33,916
Income (loss) before income taxes	1,366	1,026	319	555	730	487	(329)	1,790
Income tax benefits	$ 260	$ 41	$ 15	$ 46	$ 74	$ (23)	$ (212)	$ 435	362	274	(201)
HopFed [Member]
Interest and dividend income:
Dividend income from subsidiary Bank									2,000	12,100	2,600
Total interest and dividend income									2,000	12,100	2,600
Interest expense									388	740	737
Non-interest expenses									391	541	546
Total expenses									779	1,281	1,283
Income (loss) before income taxes									1,221	10,819	1,317
Income tax benefits									(319)	(529)	(459)
Income before equity in undistributed earnings of subsidiary									1,540	11,348	1,776
Equity in (distribution in excess of) earnings of subsidiary									1,364	(8,944)	423
Net income available for common shareholders									$ 2,904	$ 2,404	$ 2,199